Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of benefits to related parties
	Year ended December 31,
	2018	2017	2016
Benefits to related parties:
Compensation to non-employees directors	$-	$-	$21
Share based Compensation to non-employees directors	$73	$(29)	47
Other related parties expenses	$50	$-	$-
Other Comprehensive loss - interest on convertible notes	$-	$-	$67

Schedule of key management compensation
	Year ended December 31,
	2018	2017	2016
Salaries and employee benefits	$500	$517	$520
Share-based compensation	745	51	62
	$1,245	$568	$582